Arbitral Award and Mining Data Sale Settlement Agreement:	9 Months Ended
Sep. 30, 2019
Arbitral Award and Mining Data Sale Settlement Agreement: [Abstract]
Arbitral Award and Mining Data Sale Settlement Agreement:

Note 3.      Arbitral Award and Mining Data Sale Settlement Agreement:

In October 2009 we initiated the Brisas Arbitration to obtain compensation for the losses caused by the actions of Venezuela that terminated our Brisas Project. On September 22, 2014, we were granted an Arbitral Award (the “Award”) totaling $740.3 million.

In July 2016, we signed the Settlement Agreement, subsequently amended, whereby Venezuela agreed to pay us a total of approximately $1.032 billion ($792 million to satisfy the Award (including interest) and $240 million for the purchase of our mining data related to the Brisas Project (the "Mining Data")) in a series of payments ending on or before June 15, 2019. As agreed, the first $240 million received by Gold Reserve from Venezuela has been recognized as proceeds from the sale of the Mining Data.

As of the date of this report, the Company had received transfers to its bank account, pursuant to the Settlement Agreement, of approximately $254 million including $165.5 million transferred from the Trust Account (excluding $21.5 million that remains in the Trust Account. See Note 4, Cash and Cash Equivalents) and $88.5 million (the market value at the time of the agreement) in Venezuelan government bonds, which were at the time exempt from U.S. Sanctions pursuant to then-applicable General License 3 issued by the U.S. Treasury Department's Office of Foreign Asset Control ("OFAC"). The bonds were subsequently sold for approximately $74.3 million and the Company realized a $14.2 million loss on the sale during the year ended December 31, 2018. The remaining unpaid amount due from Venezuela pursuant to the Settlement Agreement, which is now delinquent, totals approximately $872 million (including interest of approximately $92 million) as of the date of this report.

The U.S. and Canadian governments have imposed sanctions which, in aggregate, generally block all property of the Venezuelan government and prohibit the Company and its management or its employees from dealing with certain Venezuelan individuals and entities including Siembra Minera or entering into certain financial transactions (the "Sanctions"). Recent financial Sanctions have built on Sanctions imposed by the U.S. government starting in March 2015 that designated certain Venezuelan government officials as SDNs, which generally prohibits them from traveling to the U.S., freezes any assets they may have in the U.S. and generally prohibits U.S. persons from doing business with them and any entity they own 50% or more. Since then, in August 2017, May 2018, November 2018, January 2019 and March 2019, the U.S. government has imposed additional Sanctions targeting the government of Venezuela and certain individuals and entities via Executive Orders ("EO's") that expanded the list of individuals and entities (including Bandes Bank and the Venezuelan state owned oil company) designated as SDNs, prohibited U.S. persons from dealing in certain financial transactions and targeted corruption in the gold or other identified sectors of the Venezuela economy. Similarly, in September and November 2017 and May 2018, the Government of Canada imposed its own Sanctions requiring asset freezes and imposing prohibitions on dealings with named Venezuelan officials and in April 2019 Canada imposed additional Sanctions against 43 additional individuals under the Special Economic Measures (Venezuela) Regulations of the Special Economic Measures Act.

Most recently, on August 5, 2019, the U.S. government issued an EO that blocks all property of the Venezuelan government and prohibits U.S. persons from engaging in virtually all dealings with the Venezuelan government. This action targets the Venezuelan government and entities owned 50% or more or otherwise controlled by the Venezuelan government.  Because the August 2019 EO applies to entities 50% or more owned by the Venezuelan government, the Mixed Company is now considered to be blocked and an SDN, which means that U.S. persons are generally prohibited from dealing with the Mixed Company.

The breadth and scope of the August 2019 EO along with the cumulative impact of the previous U.S. and Canadian Sanctions prohibits the Company from working with those Venezuelan government officials responsible for the payment and transfer of funds associated with the Settlement Agreement and those responsible for the operation of Siembra Minera and the development of the Siembra Minera Project which adversely impacts our ability to collect the remaining balance of the Award plus interest from Venezuela and, until Sanctions are lifted, significantly impedes our ability to develop the Siembra Minera Project.

We have Contingent Value Rights ("CVRs") outstanding that entitle the holders to an aggregate of 5.466% of proceeds associated with the collection of the Award, sale of Mining Data or an enterprise sale (the "Proceeds"), less amounts for certain specified obligations, as well as a bonus plan as described below. In September 2019 management reduced its original estimate of the income tax due on previous amounts received from the sale of Mining Data. The effect of this change in estimate was to increase the net proceeds from the sale of the Mining Data subject to the CVR and as a result, the Company recorded an increase in its obligation to the CVR holders by approximately $0.3 million.

Due to U.S. and Canadian Sanctions and the uncertainty of transferring the remaining cash held in the Trust Account to bank accounts outside of Venezuela, management only considers those funds received by the Company into its North American bank account as funds available for purposes of the CVR and Bonus Plan cash distributions.

We maintain a bonus plan (the "Bonus Plan") which is intended to compensate the participants, including executive officers, employees, directors and consultants for their past and present contributions to the Company. The bonus pool under the Bonus Plan, as originally structured, was comprised of the gross proceeds collected or the fair value of any consideration realized related to such transactions less applicable taxes multiplied by 1% of the first $200 million and 5% thereafter. In June 2018, the Board modified the Bonus Plan to increase the percentage participation of certain individuals who in the Board's opinion were not adequately recognized for their current contribution to efforts associated with the conclusion of the Settlement Agreement and the collection of the amounts contemplated thereunder. The effect of the Board's modification to the Bonus Plan was to increase the after tax percentage allocation for the first $200 million up to a maximum of 1.28% and the percentage allocation thereafter up to a maximum of 6.4%. In September 2019 the Company recorded an increase in its obligation to the Bonus Plan participants by approximately $0.3 million as a result of the change to its original estimate of the income tax due on previous amounts received from the sale of Mining Data as discussed above.

Following receipt, if any, of additional funds pursuant to the Settlement Agreement and after applicable payments to CVR holders and Bonus Plan participants, we expect to distribute to our shareholders a substantial majority of any remaining amounts, subject to applicable regulatory requirements and retaining sufficient reserves for operating expenses, contractual obligations, accounts payable and income taxes, and any obligations arising as a result of the collection of the Award and/or sale of the Mining Data (See Note 11, Return of Capital).